OPERATING LEASES AS LESSOR (Details Textual) $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Leases Operating [Line Items]
Operating Leases, Future Minimum Payments Receivable	$ 297
Lessor Operating Lease Term Of Contracts	10 years